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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
March 31, 2010 (Unaudited)	Columbia High Yield Municipal Fund

		Par ($)	Value ($)*
Municipal Bonds — 95.1%
EDUCATION — 5.6%
Education — 2.4%
CA Municipal Finance Authority
	Biola University,
	Series 2008,
	5.875% 10/01/34	1,500,000	1,528,245
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	500,000	413,320
IL Finance Authority
	Columbia College,
	Series 2007,
	Insured: NPFGC
	5.000% 12/01/37	5,000,000	4,328,600
OR Forest Grove
	Pacific University,
	Series 2009,
	6.375% 05/01/39	2,000,000	2,044,800
PA Higher Education Facilities Authority
	Edinboro University,
	Series 2008,
	5.875% 07/01/38	2,200,000	2,092,904
VT Education & Health Buildings Agency
	Vermont Law School Project,
	Series 2003 A,
	5.500% 01/01/33	500,000	467,965
WI Health & Educational Facilities Authority
	Medical College of Wisconsin,
	Series 2008 A,
	5.250% 12/01/35	5,000,000	4,875,750
WV University of West Virginia
	Series 2000 A,
	Insured: AMBAC:
	(a) 04/01/19	1,250,000	843,988
	(a) 04/01/25	2,750,000	1,297,670
Education Total			17,893,242
Prep School — 2.6%
AZ Pima County Industrial Development Authority
	American Charter School Foundation,
	Series 2007 A,
	5.625% 07/01/38	3,440,000	2,680,414
CA Statewide Communities Development Authority
	Crossroads School for Arts & Sciences,
	Series 1998,
	6.000% 08/01/28 (b)	890,000	844,459
	Series 2010,
	GTY AGMT: PCSD Guaranty Pool LLC
	6.125% 07/01/46	5,000,000	4,847,500

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
IL Finance Authority
	Chicago Charter School Foundation,
	Series 2007,
	5.000% 12/01/36	1,750,000	1,524,757
KY Louisville & Jefferson County Metropolitan Government
	Assumption High School, Inc.,
	Series 2006,
	5.000% 10/01/35	1,500,000	1,372,890
MI Conner Creek Academy
	Series 2007,
	5.000% 11/01/26	2,540,000	1,945,157
MI Summit Academy North
	Series 2005,
	5.500% 11/01/35	750,000	501,450
TX La Vernia Higher Education Finance Corp.
	Kipp, Inc,
	Series 2009 A:
	6.000% 08/15/29	1,000,000	1,024,390
	6.250% 08/15/39	1,500,000	1,540,515
TX Pharr Higher Education Finance Authority
	Series 2009 A,
	6.500% 08/15/39	3,000,000	3,069,390
Prep School Total			19,350,922
Student Loan — 0.6%
CT Higher Education Supplemental Loan Authority
	Family Education Loan Program,
	Series 2005 A, AMT,
	Insured: NPFGC
	4.375% 11/15/21	1,050,000	976,479
MA Educational Financing Authority
	Series 2008 H, AMT,
	Insured: AGO
	6.350% 01/01/30	3,635,000	3,699,012
Student Loan Total			4,675,491
EDUCATION TOTAL			41,919,655
HEALTH CARE — 35.4%
Continuing Care Retirement — 18.3%
CA La Verne
	Brethren Hillcrest Homes,
	Series 2003 B,
	6.625% 02/15/25	685,000	657,771
CA Statewide Communities Development Authority
	American Baptist Homes,
	Series 2010,
	GTY AGMT: American Baptist Homes Foundation
	6.250% 10/01/39	2,750,000	2,699,180

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
CO Health Facilities Authority
	Christian Living Communities,
	Series 2006 A:
	5.750% 01/01/26	500,000	456,445
	5.750% 01/01/37	1,500,000	1,266,600
	Covenant Retirement Communities, Inc.:
	Series 2002 B,
	6.125% 12/01/33	1,000,000	963,070
	Series 2005,
	5.000% 12/01/35	2,900,000	2,407,116
FL Lakeland
	Series 2008:
	6.250% 01/01/28	675,000	634,993
	6.375% 01/01/43	2,250,000	2,038,073
FL Lee County Industrial Development Authority
	Shell Point Village,
	Series 2007,
	5.000% 11/15/29	4,000,000	3,142,640
FL Orange County Health Facilities Authority
	Orlando Lutheran:
	Series 2005,
	5.700% 07/01/26	2,000,000	1,720,360
	Series 2007:
	5.500% 07/01/32	350,000	284,795
	5.500% 07/01/38	1,750,000	1,389,150
FL Palm Beach County Health Facilities Authority
	Abbey Delray South,
	Series 2003,
	5.350% 10/01/14	1,250,000	1,305,225
FL Sarasota County Health Facility Authority
	Village on the Isle,
	Series 2007,
	5.500% 01/01/32	4,000,000	3,482,800
FL St. John’s County Industrial Development Authority
	Glenmoor at St. John’s, Inc.,
	Series 2006 A,
	5.375% 01/01/40	4,275,000	3,040,807
	Ponte Vedra, Inc.,
	Series 2007,
	5.000% 02/15/27	4,030,000	3,558,933
GA Fulton County
	Canterbury Court,
	Series 2004 A,
	6.125% 02/15/34	1,000,000	877,170
	Lenbrook,
	Series 2006 A:
	5.000% 07/01/17	2,000,000	1,772,560
	5.000% 07/01/29	3,000,000	2,144,160

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
GA Savannah Economic Development Authority
	Marshes of Skidaway,
	Series 2003 A:
	7.400% 01/01/24	500,000	489,400
	7.400% 01/01/34	3,000,000	2,747,310
HI Department of Budget & Finance
	Series 2009,
	9.000% 11/15/44	2,375,000	2,598,511
IA Finance Authority
	Deerfield Retirement Community, Inc.,
	Series 2007 A:
	5.000% 11/15/15	2,210,000	1,917,551
	5.500% 11/15/27	1,135,000	835,893
	5.500% 11/15/37	750,000	506,595
IL Du Page County Special Service Area No. 31
	Monarch Landing Project,
	Series 2006,
	5.625% 03/01/36	750,000	559,710
IL Finance Authority
	Lutheran Senior Services,
	Series 2006,
	5.125% 02/01/26	2,000,000	1,869,080
	Monarch Landing, Inc.,
	Series 2007 A,
	7.000% 12/01/27 (c)	1,640,000	352,600
	Sedgebrook, Inc.,
	Series 2007 A:
	6.000% 11/15/37 (c)	5,000,000	1,811,600
	6.000% 11/15/42 (c)	2,000,000	724,160
	Washington & Jane Smith Community:
	Series 2003 A,
	7.000% 11/15/32	1,000,000	902,820
	Series 2005 A,
	6.250% 11/15/35	2,750,000	2,290,777
IL Lincolnshire Special Services Area No. 1
	Sedgebrook Project,
	Series 2004,
	6.250% 03/01/34	750,000	560,925
IN Health & Educational Facilities Financing Authority
	Baptist Homes of Indiana, Inc.,
	Series 2005,
	5.250% 11/15/35	2,750,000	2,388,127
KS Lenexa
	Lakeview Village, Inc.:
	Series 2007,
	5.500% 05/15/39	4,250,000	3,461,837

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	Series 2009:
	7.125% 05/15/29	500,000	504,980
	7.250% 05/15/39	1,500,000	1,524,780
KS Manhattan
	Manhattan Health Care Facility,
	Series 2007 A,
	5.000% 05/15/29	2,680,000	2,038,649
MA Development Finance Agency
	Linden Ponds, Inc.,
	Series 2007 A:
	5.500% 11/15/27	3,000,000	2,226,840
	5.750% 11/15/35	900,000	654,165
	5.750% 11/15/42	3,530,000	2,486,320
	Loomis House, Inc.,
	Series 1999 A,
	5.625% 07/01/15	575,000	578,628
	Series 2009 B1,
	7.250% 06/01/16	3,500,000	3,509,450
	Series 2009,
	7.875% 06/01/44	1,500,000	1,543,530
MD Howard County
	Columbia Vantage House Corp.:
	Series 2007 A,
	5.250% 04/01/33	1,990,000	1,566,369
	Series 2007 B,
	5.250% 04/01/37	1,500,000	1,155,405
MD Westminster Economic Development Authority
	Carroll Lutheran Village, Inc.,
	Series 2004 A,
	6.250% 05/01/34	1,750,000	1,475,478
MN Columbia Heights
	Crest View Corp.,
	Series 2007 A:
	5.550% 07/01/27	1,000,000	749,360
	5.700% 07/01/42	2,000,000	1,400,520
MO Health & Educational Facilities Authority
	Lutheran Senior Services,
	Series 2007 A,
	4.875% 02/01/27	3,000,000	2,659,770
MO Kirkwood Industrial Development Authority
	Ashfield Active Living and Wellness Communities, Inc.,
	Series 2010 A,
	8.250% 05/15/45	4,500,000	4,374,090
MO St. Louis Industrial Development Authority
	St. Andrew’s Resources for Seniors,
	Series 2007 A:
	6.250% 12/01/26	2,000,000	1,817,140
	6.375% 12/01/41	3,000,000	2,632,290

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
MT Facility Finance Authority
	St. John’s Lutheran Ministries, Inc.,
	Series 2006 A,
	6.125% 05/15/36	1,000,000	777,890
NJ Economic Development Authority
	Seabrook Village, Inc.,
	Series 2006,
	5.250% 11/15/36	2,250,000	1,821,173
NY Broome County Industrial Development Agency
	Good Shepherd Village Endwell,
	Series 2008 A,
	6.875% 07/01/40	4,000,000	3,213,480
NY East Rochester Housing Authority
	Woodland Village Project,
	Series 2006,
	5.500% 08/01/33	1,700,000	1,405,373
PA Bucks County Industrial Development Authority
	Ann’s Choice, Inc.,
	Series 2005 A,
	6.250% 01/01/35	1,750,000	1,560,843
PA Chartiers Valley Industrial & Commercial Development Authority
	Asbury Health Center,
	Series 1999,
	6.375% 12/01/24	750,000	707,385
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community:
	Series 2005:
	6.125% 02/01/28	1,400,000	1,117,956
	6.250% 02/01/35	1,350,000	1,024,326
	Series 2008,
	7.000% 02/01/36	2,000,000	1,664,540
SC Jobs Economic Development Authority
	Lutheran Homes of South Carolina, Inc.,
	Series 2007:
	5.375% 05/01/21	1,000,000	918,790
	5.500% 05/01/28	1,100,000	971,201
	Wesley Commons,
	Series 2006,
	5.300% 10/01/36	3,000,000	2,303,940
TN Metropolitan Government Nashville & Davidson County
	Blakeford at Green Hills,
	Series 1998,
	5.650% 07/01/24	1,825,000	1,559,463

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
TN Shelby County Health Educational & Housing Facilities Board
	Germantown Village:
	Series 2003 A,
	7.250% 12/01/34	675,000	647,312
	Series 2006,
	6.250% 12/01/34	500,000	424,270
TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Center:
	Series 1998 A,
	5.900% 11/15/25	1,350,000	1,112,184
	Series 2003 A,
	7.000% 11/15/33	800,000	695,184
TX HFDC of Central Texas, Inc.
	Legacy at Willow Bend,
	Series 2006 A,
	5.750% 11/01/36	5,000,000	3,903,550
	Sears Tyler Methodist Retirement,
	Series 2009 A,
	7.750% 11/15/44	4,000,000	3,924,080
TX Tarrant County Cultural Education Facilities Finance Corp.
	Air Force Villages Inc,
	Series 2009,
	6.375% 11/15/44	4,250,000	4,234,870
	CC Young Memorial Home,
	Series 2009,
	8.000% 02/15/38	4,000,000	3,942,360
WI Health & Educational Facilities Authority
	Clement Manor,
	Series 1998,
	5.750% 08/15/24	2,200,000	1,986,402
	Series 2009 A,
	7.625% 09/15/39	1,750,000	1,830,675
	Series 2009 C-1,
	6.400% 09/15/15	2,000,000	1,991,760
	Three Pillars Senior Living Communities:
	Series 2003,
	5.600% 08/15/23	790,000	787,733
	Series 2004 A,
	5.500% 08/15/34	870,000	779,842
Continuing Care Retirement Total			136,063,090
Health Services — 0.6%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999:
	5.650% 02/01/19	340,000	330,562
	5.750% 02/01/29	375,000	344,284
MN Minneapolis & St. Paul Housing & Redevelopment Authority
	HealthPartners,
	Series 2003,
	5.875% 12/01/29	400,000	400,288

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
VA Small Business Financing Authority
	Series 2009,
	8.000% 07/01/19	2,895,000	3,186,555
Health Services Total			4,261,689
Hospitals — 13.3%
AZ Health Facilities Authority
	Phoenix Memorial Hospital,
	Series 1991,
	8.125% 06/01/12 (d)	1,803,743	18,037
AZ Yavapai County Industrial Development Authority
	Yavapai Community Hospital Association,
	Series 2008 B,
	5.625% 08/01/37	3,500,000	3,306,485
CA Health Facilities Financing Authority,
	Series 2009 F,
	5.000% 07/01/27 (07/01/14) (f)(g)	1,000,000	1,085,020
CO Health Facilities Authority
	Catholic Health Initiatives,
	Series 2008,
	4.000% 10/01/40 (11/12/15) (f)(g)	1,725,000	1,823,532
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 B,
	5.250% 10/01/34	1,000,000	944,750
FL North Brevard County Hospital District
	Series 2008,
	5.750% 10/01/38	5,000,000	5,183,550
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Series 2008 C,
	5.250% 10/01/35	4,000,000	3,901,240
FL South Lake Hospital District
	South Lake Hospital, Inc.,
	Series 2003:
	6.375% 10/01/28	750,000	757,350
	6.375% 10/01/34	500,000	501,625
	Series 2010,
	6.250% 04/01/39	665,000	675,879
FL West Orange Health Care District
	Series 2001 A,
	5.650% 02/01/22	1,450,000	1,463,673
IL Finance Authority
	Provena Health,
	Series 2009,
	7.750% 08/15/34	4,000,000	4,495,840

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	Riverside Health System,
	Series 2009,
	6.250% 11/15/35	3,000,000	3,127,440
	Silver Cross Hospital & Medical,
	Series 2009,
	7.000% 08/15/44	5,000,000	5,185,700
IL Southwestern Development Authority
	Anderson Hospital:
	Series 1999:
	5.500% 08/15/20	500,000	497,625
	5.625% 08/15/29	250,000	237,953
	Series 2006,
	5.125% 08/15/26	1,245,000	1,128,456
IN Health & Educational Facility Financing Authority
	Schneck Memorial,
	Series 2006 A,
	5.250% 02/15/30	1,000,000	933,310
LA Public Facilities Authority
	Ochsner Clinic Foundation,
	Series 2007 A,
	5.250% 05/15/38	5,000,000	4,395,100
	Touro Infirmary,
	Series 1999 A:
	5.500% 08/15/19	510,000	471,582
	5.625% 08/15/29	240,000	212,460
MA Health & Educational Facilities Authority
	Caregroup, Inc.,
	Series 2008 E-2,
	5.375% 07/01/25	2,000,000	1,998,800
	Milford-Whitinsville Regional Hospital,
	Series 2007,
	5.000% 07/15/32	1,250,000	1,009,413
MD Health & Higher Educational Facilities Authority
	Adventist Health Care,
	Series 2003 A:
	5.000% 01/01/16	400,000	404,600
	5.750% 01/01/25	600,000	596,406
MI Dickinson County
	Dickinson County Health Care System,
	Series 1999,
	5.800% 11/01/24	1,000,000	960,050
MI Hospital Finance Authority
	Detroit Medical Center,
	Series 1997 A,
	Insured: AMBAC
	5.500% 08/15/24	3,000,000	2,552,700
	Garden City Hospital,
	Series 2007,
	5.000% 08/15/38	2,250,000	1,452,937
	Henry Ford Health,
	Series 2006 A:
	5.000% 11/15/21	1,000,000	974,150
	5.250% 11/15/46	3,000,000	2,666,220

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	McLaren Health Care Corp.,
	Series 2005 C,
	5.000% 08/01/35	2,500,000	2,304,400
	Oakwood Healthcare System,
	Series 2007,
	5.000% 07/15/37	5,000,000	4,356,350
MI Saginaw Hospital Finance Authority
	Covenant Medical Center Inc.,
	Series 2000 F,
	6.500% 07/01/30	3,000,000	3,033,600
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 2005:
	5.150% 11/15/20	750,000	708,893
	6.000% 11/15/30	4,000,000	3,761,360
MN Washington County Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 1998,
	5.250% 11/15/12	1,100,000	1,108,030
MO Cape Girardeau County
	Southeast Missouri Hospital Association,
	Series 2003,
	5.000% 06/01/27	3,750,000	3,381,000
MO Grundy County Industrial Development Authority
	Series 2009,
	6.750% 09/01/34	2,250,000	2,271,645
MO Saline County Industrial Development Authority
	John Fitzgibbon Memorial Hospital,
	Series 2005,
	5.625% 12/01/35	5,485,000	4,425,901
NC Medical Care Commission
	Stanly Memorial Hospital,
	Series 1999,
	6.375% 10/01/29	1,000,000	1,001,630
NH Higher Educational & Health Facilities Authority
	The Memorial Hospital at North Conway,
	Series 2006,
	5.250% 06/01/21	1,000,000	937,190
NJ Health Care Facilities Financing Authority
	Children’s Specialized Hospital,
	Series 2005 A,
	5.000% 07/01/24	745,000	681,586
	St. Joseph’s Hospital & Medical Center,
	Series 2008:
	6.000% 07/01/18	2,000,000	2,053,340
	6.625% 07/01/38	2,000,000	2,025,660

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
NY Dormitory Authority
	Mount Sinai Hospital,
	Series 2000,
	5.500% 07/01/26	225,000	225,104
	NYU Hospital Center,
	Series 2007 B,
	5.625% 07/01/37	2,000,000	1,954,840
NY Monroe County Industrial Development Agency
	Highland Hospital,
	Series 2005,
	5.000% 08/01/25	1,110,000	1,078,443
OH Lakewood Hospital Improvement District
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/15	1,250,000	1,322,612
SC Jobs Economic Development Authority
	Series 2008,
	6.000% 09/15/38	4,000,000	3,951,480
TN Sullivan County Health Educational & Housing Facilities Board
	Wellmont Health System,
	Series 2006 C,
	5.250% 09/01/36	3,635,000	3,253,688
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	700,000	713,475
	Fort Health Care, Inc.,
	Series 2004,
	6.100% 05/01/34	1,965,000	1,940,457
Hospitals Total			99,452,567
Intermediate Care Facilities — 0.5%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,360,000	1,152,219
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,115,000	923,376
LA Public Facilities Authority
	Progressive Health Care Providers, Inc.,
	Series 1998,
	6.375% 10/01/28	2,000,000	1,640,880
Intermediate Care Facilities Total			3,716,475
Nursing Homes — 2.7%
AK Juneau
	St. Ann’s Care Center, Inc.,
	Series 1999,
	6.875% 12/01/25	1,500,000	1,422,195

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
CO Health Facilities Authority
	Evangelical Lutheran Society,
	Series 2009 A,
	6.125% 06/01/38	5,750,000	5,773,460
CT Development Authority Health Facility
	Alzheimer’s Resources Center, Inc.,
	Series 2007:
	5.400% 08/15/21	1,080,000	963,943
	5.500% 08/15/27	1,000,000	823,500
IA Finance Authority
	Care Initiatives,
	Series 1998 B:
	5.750% 07/01/18	555,000	506,543
	5.750% 07/01/28	1,475,000	1,188,053
IA Marion Health Care Facilities
	AHF/Kentucky-Iowa, Inc.,
	Series 2003,
	8.000% 01/01/29	285,000	274,535
KY Economic Development Finance Authority
	AHF/Kentucky-Iowa, Inc.,
	Series 2003,
	8.000% 01/01/29	873,000	840,943
MA Development Finance Agency
	Alliance Health Care,
	Series 1999 A,
	7.100% 07/01/32	2,085,000	1,766,037
MA Industrial Finance Agency
	GF/Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23 (h)	755,000	528,500
MN Eveleth
	Arrowhead Senior Living Community,
	Series 2007,
	5.200% 10/01/27	2,375,000	1,811,484
MN Sartell
	Foundation for Health Care:
	Series 1999 A,
	6.625% 09/01/29	2,000,000	1,920,880
	Series 2001 A,
	8.000% 09/01/30	975,000	961,399
MO St. Louis County Industrial Development Authority
	Ranken Jordan,
	Series 2007,
	5.000% 11/15/35	1,300,000	998,569
NJ Economic Development Authority
	Seashore Gardens,
	Series 2006,
	5.300% 11/01/26	500,000	408,895

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	370,000	330,451
Nursing Homes Total			20,519,387
HEALTH CARE TOTAL			264,013,208
HOUSING — 6.9%
Assisted Living/Senior — 1.4%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	2,405,000	2,043,360
FL St. John’s County Industrial Development Authority
	Bayview Assisted Living,
	Series 2007 A,
	5.250% 10/01/41	3,725,000	2,515,753
GA Columbus Housing Authority
	The Gardens at Calvary,
	Series 1999,
	7.000% 11/15/29	2,000,000	1,639,100
MA Development Finance Agency
	VOA Concord Assisted Living, Inc.,
	Series 2007,
	5.200% 11/01/41	1,000,000	703,390
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	1,270,000	1,010,920
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A:
	5.875% 05/01/19	1,900,000	1,714,389
	6.000% 05/01/29	625,000	498,056
NY Suffolk County Industrial Development Agency
	Gurwin Jewish Phase II,
	Series 2004,
	6.700% 05/01/39	495,000	411,761
Assisted Living/Senior Total			10,536,729
Multi-Family — 4.0%
CO Educational & Cultural Facilities Authority
	Campus Village Apartments LLC,
	Series 2008 CA,
	5.500% 06/01/38	5,000,000	4,971,250
DC Housing Finance Agency
	FDS Residential II LP,
	Series 2004, AMT,
	Insured: FHA
	4.850% 06/01/35	1,460,000	1,391,774

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
DE Wilmington
	Electra Arms Senior Association,
	Series 1998, AMT,
	6.250% 06/01/28	830,000	678,401
FL Broward County Housing Finance Authority
	Chaves Lake Apartments Ltd.,
	Series 2000 A, AMT,
	7.500% 07/01/40	1,500,000	1,433,805
FL Capital Trust Agency
	Atlantic Housing Foundation,
	Series 2008 B,
	7.000% 07/15/32 (e)	1,425,000	599,469
FL Clay County Housing Finance Authority
	Breckenridge Commons Ltd.,
	Series 2000 A, AMT,
	7.450% 07/01/40	1,315,000	1,222,963
MA Housing Finance Agency
	Series 2005 E, AMT,
	5.000% 12/01/28	750,000	749,948
MD Economic Development Corp.
	University of Maryland, College Park Projects,
	Series 2008,
	5.875% 06/01/43	2,735,000	2,744,408
MN Minneapolis Student Housing
	Riverton Community Housing, Inc.,
	Series 2006 A,
	5.700% 08/01/40	1,600,000	1,232,320
NC Durham Housing Authority
	Magnolia Pointe Apartments,
	Series 2005, AMT,
	5.650% 02/01/38 (b)	3,250,085	2,555,769
NC Medical Care Commission
	ARC Project,
	Series 2004 A,
	5.800% 10/01/34	1,550,000	1,526,099
NM Mortgage Finance Authority
	Series 2005 E, AMT,
	Insured: FHA
	4.800% 09/01/40	1,200,000	1,117,500
OH Montgomery County
	Heartland of Centerville LLC,
	Series 2005, AMT,
	Insured: FHLMC
	4.950% 11/01/35 (f)	750,000	763,320
OK County Finance Authority
	Sail Associates LLC,
	Series 2007, AMT,
	LOC: Bank of the West
	5.250% 12/01/41 (f)	1,475,000	1,493,246

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
OR Forest Grove Student Housing
	Oak Tree Foundation,
	Series 2007,
	5.500% 03/01/37	2,900,000	2,583,842
OR Housing & Community Services Department
	Series 2005 A, AMT,
	Insured: FHA
	4.850% 07/01/35	1,755,000	1,672,848
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16 (i)	455,481	429,760
TX El Paso County Housing Finance Corp.
	American Village Communities:
	Series 2000 C,
	8.000% 12/01/32	555,000	544,111
	Series 2000 D,
	10.000% 12/01/32	660,000	615,437
WA Seattle Housing Authority
	High Rise Rehabilitation Phase I LP,
	Series 2005, AMT,
	Insured: AGMC
	5.000% 11/01/25	1,000,000	991,410
Multi-Family Total			29,317,680
Single-Family — 1.5%
CA Housing Finance Agency
	Series 2006 K, AMT,
	4.625% 08/01/26	5,000,000	4,433,200
	Series 2008 K AMT,
	5.550% 08/01/33	3,000,000	2,765,730
CO Housing & Finance Authority
	Series 1997 A-2, AMT,
	7.250% 05/01/27	5,000	5,087
FL Housing Finance Corp.
	Series 2006 1, AMT,
	Guarantor: GNMA
	4.850% 07/01/37	1,095,000	1,041,860
MA Housing Finance Agency
	Series 2006 122, AMT,
	4.875% 12/01/37 (f)	2,955,000	2,839,873
MN Minneapolis St. Paul Housing Finance Board
	Series 2006, AMT,
	Guarantor: GNMA
	5.000% 12/01/38	98,210	98,309
Single-Family Total			11,184,059
HOUSING TOTAL			51,038,468

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — 4.5%
Food Products — 0.3%
MI Strategic Fund
	Imperial Sugar Co.:
	Series 1998 A,
	6.250% 11/01/15	1,000,000	952,010
	Series 1998 C, AMT,
	6.550% 11/01/25	1,500,000	1,273,935
Food Products Total			2,225,945
Forest Products & Paper — 1.8%
AL Courtland Industrial Development Board
	International Paper Co.:
	Series 2003 B, AMT,
	6.250% 08/01/25	2,000,000	2,014,520
	Series 2005 A,
	5.200% 06/01/25	1,000,000	907,080
AL Phoenix City Industrial Development Board
	Meadwestvaco Corp.,
	Series 2002 A, AMT,
	6.350% 05/15/35	1,000,000	909,350
AR Camden Environmental Improvement Authority
	International Paper Co.,
	Series 2004 A, AMT,
	5.000% 11/01/18	250,000	243,025
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 2007 A, AMT,
	6.125% 01/01/34	5,000,000	4,457,400
MS Lowndes County
	Weyerhaeuser Co.:
	Series 1992 A,
	6.800% 04/01/22	1,995,000	2,181,872
	Series 1992 B,
	6.700% 04/01/22	230,000	249,566
MS Warren County Gulf Opportunity Zone
	International Paper Co.,
	Series 2008 A,
	6.500% 09/01/32	2,000,000	2,061,200
Forest Products & Paper Total			13,024,013
Manufacturing — 0.3%
IL Will-Kankakee Regional Development Authority
	Flanders Corp.,
	Series 1997, AMT,
	6.500% 12/15/17	550,000	534,099
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	6.250% 06/15/32	1,875,000	1,615,594
Manufacturing Total			2,149,693

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
Oil & Gas — 1.7%
CA M-S-R Energy Authority
	Series 2009,
	6.500% 11/01/39	5,000,000	5,329,400
LA St. John Baptist Parish
	Marathon Oil Corp.,
	Series 2007 A,
	5.125% 06/01/37	5,000,000	4,675,350
NV Clark County Industrial Development Authority
	Southwest Gas Corp.,
	Series 2003 E, AMT,
	5.800% 03/01/38 (f)	1,750,000	1,788,903
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,
	8.000% 04/01/28	875,000	875,455
Oil & Gas Total			12,669,108
Other Industrial Development Bonds — 0.4%
NJ Economic Development Authority
	GMT Realty LLC,
	Series 2006 B, AMT,
	6.875% 01/01/37	4,000,000	3,246,280
Other Industrial Development Bonds Total			3,246,280
INDUSTRIALS TOTAL			33,315,039
OTHER — 7.8%
Other — 1.0%
LA New Orleans Aviation Board
	Series 2009 A,
	6.500% 01/01/40	5,000,000	5,160,800
OR Warm Springs Reservation Confederated Tribes
	Series 2009 B,
	6.375% 11/01/33	2,410,000	2,425,448
Other Total			7,586,248
Pool/Bond Bank — 0.7%
OH Cleveland-Cuyahoga County Port Authority
	Series 2005 B,
	5.125% 05/15/25	690,000	581,525
OH Summit County Port Authority
	Seville Project,
	Series 2005 A,
	5.100% 05/15/25	415,000	348,749
PA Industrial Development Authority
	Series 2008,
	5.500% 07/01/23	2,355,000	2,563,865

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
SD Economic Development Finance Authority
	Davis Family Sodak,
	Series 2004 4-A, AMT,
	6.000% 04/01/29	1,400,000	1,422,330
Pool/Bond Bank Total			4,916,469
Refunded/Escrowed(j) — 4.4%
AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,
	Pre-refunded 12/01/13,
	6.375% 12/01/24	275,000	322,897
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	200,000	232,686
CA Lincoln Community Facilities District No. 2003-1
	Series 2004,
	Pre-refunded 09/01/13:
	5.750% 09/01/20	450,000	522,252
	5.900% 09/01/24	445,000	518,656
CO Adams County
	Series 1991 B:
	Escrowed to Maturity,
	11.250% 09/01/11	220,000	252,349
	Pre-refunded 09/01/10,
	11.250% 09/01/11	360,000	376,146
FL Islands at Doral Southwest Community Development District
	Series 2003,
	Pre-refunded 05/01/13,
	6.375% 05/01/35	750,000	835,988
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System,
	Series 2002,
	Pre-refunded 12/01/12,
	5.750% 12/01/32	350,000	390,814
GA Municipal Electric Authority
	Series 1991 V:
	Escrowed to Maturity,
	6.600% 01/01/18	690,000	825,930
	Pre-refunded 01/01/13,
	6.600% 01/01/18	75,000	87,461
IA Finance Authority
	Care Initiatives,
	Series 1996,
	Pre-refunded 07/01/11,
	9.250% 07/01/25	420,000	471,820
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	6.125% 12/01/32	300,000	338,997

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,
	Pre-refunded 12/15/12,
	9.000% 12/15/15	1,200,000	1,399,080
	Milford-Whitinsville Regional Hospital,
	Series 2002 D,
	Pre-refunded 07/15/12,
	6.350% 07/15/32	1,715,000	1,934,777
MI Pontiac Tax Increment Finance Authority
	Development Area No. 3,
	Series 2002,
	Pre-refunded 06/01/12,
	6.375% 06/01/31	1,000,000	1,120,980
MN Carlton
	Inter-Faith Social Services, Inc.,
	Series 2000,
	Pre-refunded 04/01/10,
	7.500% 04/01/19	220,000	224,400
NC Eastern Municipal Power Agency
	Series 1991 A,
	Escrowed to Maturity,
	6.500% 01/01/18	3,320,000	4,167,662
NH Health & Educational Facilities Authority
	Catholic Medical Center,
	Series 2002 A,
	Pre-refunded 7/01/12,
	6.125% 07/01/32	350,000	392,557
NH Industrial Development Authority
	Pennichuck Water Works, Inc.,
	Series 1988, AMT,
	Escrowed to Maturity,
	7.500% 07/01/18	275,000	325,322
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	2,000,000	2,333,640
SC Jobs Economic Development Authority
	Bon Secours Health System,
	Series 2002 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/23	485,000	538,335
TX Houston Health Facilities Development Corp.
	Buckingham Senior Living Community, Inc.,
	Series 2004 A,
	Pre-refunded 02/15/14,
	7.125% 02/15/34	1,000,000	1,203,140
TX Tyler Health Facilities Development Corp.
	Mother Frances Hospital,
	Series 2001,
	Pre-refunded 07/01/12,
	6.000% 07/01/31	750,000	824,730

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
VA Tobacco Settlement Financing Corp.
	Series 2005,
	Pre-refunded 06/01/15,
	5.625% 06/01/37	10,000,000	11,638,800
WI Health & Educational Facilities Authority
	Wheaton Franciscan Services,
	Series 2002,
	Pre-refunded 02/15/12,
	5.750% 08/15/30	1,050,000	1,153,299
Refunded/Escrowed Total			32,432,718
Tobacco — 1.7%
CA Silicon Valley Tobacco Securitization Authority
	Series 2007 A,
	(a) 06/01/36	3,000,000	302,730
IA Tobacco Settlement Authority
	Series 2005 C,
	5.625% 06/01/46	3,000,000	2,174,580
MI Tobacco Settlement Finance Authority
	Series 2007 A,
	6.000% 06/01/48	5,000,000	3,859,300
NJ Tobacco Settlement Financing Corp.
	Series 2007 1C,
	(a) 06/01/41	7,500,000	370,575
NY Nassau County Tobacco Settlement Corp.
	Series 2006,
	(a) 06/01/60	25,000,000	269,500
OH Buckeye Tobacco Settlement Financing Authority
	Series 2007 A-2:
	5.750% 06/01/34	2,000,000	1,539,140
	5.875% 06/01/47	2,100,000	1,489,299
	6.000% 06/01/42	3,250,000	2,403,538
PR Commonwealth of Puerto Rico Children’s Trust Fund
	Series 2005 B,
	(a) 05/15/55	25,000,000	470,750
Tobacco Total			12,879,412
OTHER TOTAL			57,814,847

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — 2.0%
Hotels — 0.2%
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC:
	Series 2005 B,
	6.250% 01/01/37	6,450,000	1,160,935
	Series 2005 C,
	8.750% 01/01/37	1,250,000	199,113
	Series 2005 B,
	6.125% 01/01/25	2,750,000	496,650
Hotels Total			1,856,698
Recreation — 1.8%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	6.000% 07/01/18	2,000,000	1,952,340
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15 (i)	355,000	237,807
	8.750% 10/01/19 (i)	1,800,000	1,188,648
CT Mashantucket Western Pequot Tribe
	Series 1999 B,
	(a) 09/01/15 (i)	2,000,000	855,720
CT Mohegan Tribe Gaming Authority
	Series 2001,
	6.250% 01/01/31 (i)	475,000	383,149
CT Mohegan Tribe of Indians
	Series 2003,
	5.250% 01/01/33	1,000,000	726,760
FL Seminole Indian Tribe
	Series 2007,
	5.500% 10/01/24 (i)	2,000,000	1,885,640
IL Finance Authority Sports Facility
	Leafs Hockey Club Project,
	Series 2007 A,
	6.000% 03/01/37 (c)	1,000,000	249,610
NY Liberty Development Corp.
	National Sports Museum,
	Series 2006 A,
	6.125% 02/15/19 (c)(i)	1,979,996	5,940
OK Chickasaw Nation
	Series 2007:
	6.000% 12/01/25	1,030,000	1,047,984
	6.250% 12/01/32 (i)	3,500,000	3,482,850
OR Cow Creek Band Umpqua Tribe of Indians
	Series 2006 C,
	5.625% 10/01/26 (i)	1,700,000	1,240,779
Recreation Total			13,257,227
OTHER REVENUE TOTAL			15,113,925

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — 1.8%
Disposal — 0.7%
NY Seneca County Industrial Development Agency
	IESI Corp.,
	Series 2005, AMT,
	GYT AGMT: IESI Corp.
	6.625% 10/01/35 (10/13/10) (f)(g)(i)	5,000,000	5,007,750
Disposal Total			5,007,750
Resource Recovery — 1.1%
FL Lee County Solid Waste Systems
	Series 2006 A, AMT,
	Insured: AMBAC
	5.000% 10/01/17	2,010,000	2,013,638
MA Development Finance Agency
	Covanta,
	Series 1999 A, AMT,
	6.700% 12/01/14	375,000	378,731
MA Industrial Finance Agency
	Covanta,
	Series 1998 A, AMT:
	5.500% 12/01/13	500,000	477,885
	5.600% 12/01/19	1,000,000	944,270
NY Niagara County Industrial Development Agency
	Covanta,
	Series 2001 A, AMT,
	5.450% 11/15/26 (11/15/12) (f)(g)	1,000,000	1,029,810
PA Economic Development Financing Authority
	Series 2009 B,
	6.250% 01/01/32	3,375,000	3,489,075
Resource Recovery Total			8,333,409
RESOURCE RECOVERY TOTAL			13,341,159
TAX-BACKED — 18.4%
Local Appropriated — 1.2%
CA Richmond Joint Powers Financing Authority
	Series 2009,
	Insured: AGMC,
	5.875% 08/01/37	3,500,000	3,677,940
CA Southeast Resource Recovery Facilities Authority
	Series 2003 B, AMT,
	Insured: AMBAC
	5.375% 12/01/18	2,000,000	2,044,100
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	3,000,000	1,680,930

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
SC Laurens County School District No. 55
	Series 2005,
	5.250% 12/01/30	1,300,000	1,211,470
Local Appropriated Total			8,614,440
Local General Obligations — 3.0%
CO Northwest Metropolitan District No. 3
	Series 2005,
	6.250% 12/01/35	1,000,000	760,600
CO Red Sky Ranch Metropolitan District
	Series 2003,
	6.050% 12/01/33	1,000,000	849,180
MI Detroit
	Series 2009 C,
	10.000% 10/01/10	5,000,000	4,994,100
MI Wayne
	Series 2009 A,
	6.750% 11/01/39	5,000,000	5,226,750
NY New York City
	Series 2009 H1,
	5.000% 03/01/13	5,000,000	5,495,100
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	1,000,000	1,042,280
TX Deaf Smith County Hospital District
	Series 2010 A,
	6.500% 03/01/40 (k)	4,000,000	3,999,720
Local General Obligations Total			22,367,730
Special Non-Property Tax — 3.4%
FL Miami-Dade
	Series 2009,
	(a) 10/01/41	40,000,000	4,837,600
IL Bolingbrook
	Sales Tax Revenue,
	Series 2005,
	6.250% 01/01/24	1,500,000	888,465
KS Wyandotte County
	Series 2005 B,
	5.000% 12/01/20	3,125,000	3,164,750
	Series 2006,
	4.875% 10/01/28	2,020,000	1,434,240
KY Economic Development Finance Authority
	Louisville Arena Project,
	Series 2008 A1,
	Insured: AGO
	6.000% 12/01/38	1,150,000	1,239,022
MO Manchester
	Tax Increment & Transportation,
	Series 2010,
	6.875% 11/01/39	5,000,000	4,909,700

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004:
	5.500% 06/15/31	315,000	290,890
	5.750% 06/15/29	1,000,000	960,610
NV Sparks Tourism Improvement District No. 1
	Series 2008 A,
	6.750% 06/15/28 (i)	3,000,000	2,728,500
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2009 B,
	5.000% 08/01/39 (08/01/11) (f)(g)	5,000,000	5,230,750
Special Non-Property Tax Total			25,684,527
Special Property Tax — 7.3%
CA Carson Improvement Bond Act 1915
	Series 1992,
	7.375% 09/02/22	110,000	110,028
CA Empire Union School District
	Series 1987-1 A,
	Insured: AMBAC
	(a) 10/01/21	1,665,000	837,545
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	1,250,000	1,220,175
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	2,000,000	1,725,900
CA San Francisco City & County Redevelopment Agency
	Series 2009 D,
	6.625% 08/01/39	1,500,000	1,575,285
CT Harbor Point Infrastructure Improvement District
	Series 2010 A,
	7.875% 04/01/39	5,000,000	5,133,600
FL Ave Maria Stewardship Community District
	Series 2006 A,
	5.125% 05/01/38	3,480,000	2,489,244
FL Brandy Creek Community Development District
	Series 2003 A,
	6.350% 05/01/34	935,000	947,987
FL Celebration Community Development District
	Series 2003 A,
	6.400% 05/01/34	940,000	943,939

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
FL Channing Park Development District
	Series 2007,
	5.300% 05/01/38	1,000,000	640,550
FL Colonial Country Club Community Development District
	Series 2003,
	6.400% 05/01/33	700,000	718,095
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	655,000	672,299
FL Lexington Oaks Community Development District
	Series 2002 A,
	6.700% 05/01/33	250,000	255,405
FL Middle Village Community Development District
	Series 2004 A,
	6.000% 05/01/35	2,000,000	1,771,500
FL Oakmont Grove Community Development District
	Series 2007 A,
	5.400% 05/01/38 (c)	1,200,000	483,720
	Series 2007 B,
	5.250% 05/01/12 (c)	1,000,000	401,630
FL Orlando
	Conroy Road Interchange,
	Series 1998 A,
	5.500% 05/01/10	60,000	60,002
FL Sarasota National Community Development District
	Series 2003,
	5.300% 05/01/39 (c)	4,000,000	1,316,720
FL Seven Oaks Community Development District II
	Series 2004 A,
	5.875% 05/01/35	465,000	260,177
	Series 2004 B,
	7.500% 05/01/16	3,870,000	3,498,906
FL Sweetwater Creek Community Development District
	Series 2007 A,
	5.500% 05/01/38	3,935,000	2,300,716
FL Tolomato Community Development District
	Series 2007:
	6.375% 05/01/17	2,000,000	1,839,060
	6.650% 05/01/40	3,000,000	2,529,570
FL Waterset North Community Development District
	Series 2007 A,
	6.600% 05/01/39	2,000,000	1,216,140

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
FL West Villages Improvement District
	Series 2006,
	5.500% 05/01/37	1,700,000	774,265
FL Westchester Community Development District No. 1
	Series 2003,
	6.125% 05/01/35	800,000	574,320
FL Westridge Community Development District
	Series 2005,
	5.800% 05/01/37 (c)	2,650,000	1,088,752
GA Atlanta
	Eastside Project,
	Series 2005 B,
	5.600% 01/01/30	1,615,000	1,484,718
IL Annawan
	Patriot Renewable Fuels LLC,
	Series 2007,
	5.625% 01/01/18	3,975,000	3,125,264
IL Chicago
	Pilsen Redevelopment,
	Series 2004 B,
	6.750% 06/01/22	1,225,000	1,159,854
IL Hillside
	Series 2008,
	7.000% 01/01/28	2,500,000	2,159,150
IL Plano Special Service Area No. 4
	Lakewood Springs Project,
	Series 2005 5-B,
	6.000% 03/01/35	2,957,000	2,451,264
IL Rosemont
	River Road Hotel Partners Project,
	Series 2007,
	5.100% 12/30/23	2,800,000	2,213,344
IL Volo Village Special Service Area No. 3
	Symphony Meadows Project,
	Series 2006-1,
	6.000% 03/01/36	1,996,000	1,433,607
IN Portage
	Ameriplex Project,
	Series 2006,
	5.000% 07/15/23	700,000	678,797
MO Fenton
	Tax Increment Revenue,
	Series 2006,
	4.500% 04/01/21	370,000	346,886
MO Kansas City Tax Increment Financing Commission
	Maincor Project, Inc.,
	Series 2007 A,
	5.250% 03/01/18	1,000,000	936,540

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
MO Riverside
	Tax Increment Revenue,
	Series 2004,
	5.250% 05/01/20	1,275,000	1,291,384
OH Hickory Chase Community Authority
	Series 2008,
	7.000% 12/01/38	2,500,000	1,669,900
Special Property Tax Total			54,336,238
State Appropriated — 1.5%
CA Public Works Board
	Series 2009,
	6.375% 11/01/34	5,000,000	5,199,450
MI Municipal Bond Authority
	Series 2009 D,
	9.500% 08/20/10	6,000,000	5,994,240
State Appropriated Total			11,193,690
State General Obligations — 2.0%
CA State
	Series 2007,
	5.000% 11/01/37	2,475,000	2,283,781
FL Board of Education
	Series 2009,
	5.000% 06/01/24	5,000,000	5,468,250
MD State
	Series 2007,
	5.000% 08/01/16	6,250,000	7,229,125
State General Obligations Total			14,981,156
TAX-BACKED TOTAL			137,177,781
TRANSPORTATION — 5.9%
Air Transportation — 3.0%
CA Los Angeles Regional Airports Improvement Corp.
	American Airlines, Inc.,
	Series 2002 C, AMT,
	7.500% 12/01/24 (f)	400,000	397,172
FL Capital Trust Agency
	Air Cargo-Orlando,
	Series 2003, AMT,
	6.750% 01/01/32	650,000	583,967
NC Charlotte/Douglas International Airport
	US Airways, Inc.,
	Series 1998, AMT,
	5.600% 07/01/27	1,500,000	1,167,390
NJ Economic Development Authority
	Continental Airlines, Inc.:
	Series 1999, AMT:
	6.250% 09/15/19	1,000,000	941,530

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
	6.250% 09/15/29	2,500,000	2,304,800
	Series 2003, AMT,
	9.000% 06/01/33 (f)	1,000,000	1,049,640
NY New York City Industrial Development Agency
	American Airlines, Inc.:
	Series 2002 A,
	8.000% 08/01/12	7,775,000	7,931,122
	Series 2005, AMT:
	GTY AGMT: AMR Corp.
	7.625% 08/01/25 (f)	3,000,000	3,037,200
	8.000% 08/01/28 (f)	2,000,000	2,060,740
PA Philadelphia Authority for Industrial Development
	Aero Philadelphia,
	Series 1999, AMT,
	5.500% 01/01/24	900,000	708,048
TX Dallas-Fort Worth International Airport
	American Airlines, Inc.,
	Series 2000 A, AMT,
	9.000% 05/01/29 (f)	2,250,000	2,259,652
Air Transportation Total			22,441,261
Airports — 0.5%
CA Sacramento
	Series 2009 D,
	6.000% 07/01/35	2,500,000	2,693,350
MO Branson Regional Airport Transportation Development District
	Branson Airport LLC:
	Series 2007 A,
	6.000% 07/01/37	500,000	341,375
	Series 2007 B,
	6.000% 07/01/37	500,000	327,265
Airports Total			3,361,990
Toll Facilities — 2.3%
CA Foothill Eastern Transportation Corridor Agency
	Series 1999:
	(a) 01/15/30	11,520,000	2,918,592
	5.750% 01/15/40	2,000,000	1,912,120
CO E-470 Public Highway Authority
	Series 2000,
	Insured: NPFGC
	(a) 09/01/18	4,000,000	2,466,040
DC Metropolitan WA Airports Authority
	Series 2009,
	(a) 10/01/34	22,550,000	5,161,244
TX North Texas Tollway Authority
	Series 2008 F,
	5.750% 01/01/38	2,645,000	2,707,792
	Series 2009 A,
	6.250% 01/01/39	1,500,000	1,641,450
Toll Facilities Total			16,807,238

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Transportation — 0.1%
NV Director of the State of NV Department of Business & Industry
	Las Vegas Monorail Co,
	Series 2000,
	Insured: AMBAC
	5.625% 01/01/34	3,000,000	1,061,250
Transportation Total			1,061,250
TRANSPORTATION TOTAL			43,671,739
UTILITIES — 6.8%
Independent Power Producers — 1.1%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT:
	6.750% 10/01/11	1,600,000	1,602,448
	6.750% 10/01/19	120,000	105,092
OR Western Generation Agency
	Wauna Cogeneration,
	Series 2006 A,
	5.000% 01/01/20	2,235,000	1,998,671
PA Economic Development Financing Authority
	Colver Project,
	Series 2005, AMT,
	5.125% 12/01/15	455,000	441,191
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	3,820,000	3,852,126
Independent Power Producers Total			7,999,528
Investor Owned — 4.9%
AZ Maricopa County Pollution Control Corp.
	El Paso Electric Co.,
	Series 2009 B,
	7.250% 04/01/40	3,600,000	4,039,812
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.,
	Series 1996 B, AMT,
	5.500% 12/01/21	1,275,000	1,322,353
HI Department of Budget & Finance
	Hawaiian Electric Co.,
	Series 2009,
	6.500% 07/01/39	1,750,000	1,875,370

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
IL Development Finance Authority
	Peoples Gas Light & Coke Co.,
	Series 2003 E, AMT,
	Insured: AMBAC
	4.875% 11/01/38 (11/01/18) (f)(g)	2,500,000	2,518,775
IN Jasper County Pollution Control Revenue
	Northern Indiana Public Service Co.,
	Series 1994 C,
	Insured: NPFGC
	5.850% 04/01/19	1,000,000	1,073,440
IN Petersburg
	Indianapolis Power & Light Co.,
	Series 1991,
	5.750% 08/01/21	1,000,000	1,021,050
LA Calcasieu Parish Industrial Development Board
	Entergy Gulf States, Inc.,
	Series 1999,
	5.450% 07/01/10	270,000	270,097
LA West Feliciana Parish
	Entergy Gulf States, Inc.,
	Series 1999 B,
	6.600% 09/01/28	135,000	135,100
NV Clark County Industrial Development Authority
	Nevada Power Co.,
	Series 1995 B, AMT,
	5.900% 10/01/30	3,135,000	2,984,865
PA Economic Development Financing Authority
	Allegheny Energy Specialty Co.,
	Series 2009,
	7.000% 07/15/39	4,000,000	4,446,800
SC Berkeley County Pollution Control Facilities Authority
	South Carolina Generating Co. Project,
	Series 2003,
	4.875% 10/01/14	950,000	1,007,200
TX Brazos River Authority
	TXU Energy Co., LLC:
	Series 2001 C, AMT,
	5.750% 05/01/36 (11/01/11) (f)(g)	2,515,000	2,432,181
	Series 2003 C, AMT,
	6.750% 10/01/38	1,180,000	674,370
TX Matagorda County Navigation District No. 1
	AEP Texas Project,
	Series 2005 A,
	Insured: AMBAC
	4.400% 05/01/30	7,500,000	6,396,825
TX Sabine River Authority
	TXU Energy Co., LLC,
	Series 2001 B, AMT,
	5.750% 05/01/30 (11/01/11) (f)(g)	1,415,000	1,368,404

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
WY Campbell County
	Black Hills Power, Inc.,
	Series 2004,
	5.350% 10/01/24	3,250,000	3,120,195
WY Converse County
	PacifiCorp,
	Series 1988,
	3.900% 01/01/14 (06/03/13) (f)(g)	1,500,000	1,560,480
Investor Owned Total			36,247,317
Municipal Electric — 0.1%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1998 NN,
	5.500% 07/01/20	1,005,000	1,088,013
Municipal Electric Total			1,088,013
Water & Sewer — 0.7%
AZ Surprise Municipal Property Corp.
	Series 2007,
	4.900% 04/01/32	2,000,000	1,639,120
MS V Lakes Utility District
	Series 1994,
	7.000% 07/15/37 (07/15/24) (f)(g)	250,000	216,253
PA Dauphin County Industrial Development Authority
	Dauphin Water Supply Co.,
	Series 1992 A, AMT,
	6.900% 06/01/24	3,200,000	3,674,496
Water & Sewer Total			5,529,869
UTILITIES TOTAL			50,864,727

	Total Municipal Bonds (cost of $755,016,050)		708,270,548

		Shares
Investment Companies — 3.2%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.148%) (l)(m)	12,646,000	12,646,000
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.090%)	10,822,843	10,822,843

	Total Investment Companies (cost of $23,468,843)		23,468,843

		Par ($)
Municipal Preferred Stocks — 0.4%
HOUSING — 0.4%
Multi-Family — 0.4%
Centerline Equity Issuer Trust
	AMT,
	6.300% 05/15/19 (i)	1,000,000	1,043,730
	Series 2000, AMT,
	7.600% 12/15/10 (11/30/10) (f)(g)(i)	1,500,000	1,540,770

		Par ($)	Value ($)
Municipal Preferred Stocks — (continued)
HOUSING — (CONTINUED)
MuniMae Trust
	AMT,
	5.800% 06/30/49 (i)	1,000,000	659,670
Multi-Family Total			3,244,170
HOUSING TOTAL			3,244,170

	Total Municipal Preferred Stocks (cost of $3,500,000)		3,244,170

	Total Investments — 98.7% (cost of $781,984,893)(n)(o)		734,983,561

	Other Assets & Liabilities, Net — 1.3%		9,706,537

	Net Assets — 100.0%		744,690,098

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Education	$—	$41,919,655	$—	$41,919,655
Health Care	—	263,484,708	528,500	264,013,208
Housing	—	51,038,468	—	51,038,468
Industrials	—	33,315,039	—	33,315,039
Other	—	57,814,847	—	57,814,847
Other Revenue	—	15,113,925	—	15,113,925
Resource Recovery	—	13,341,159	—	13,341,159
Tax-Backed	—	137,177,781	—	137,177,781
Transportation	—	43,671,739	—	43,671,739
Utilities	—	50,864,727	—	50,864,727
Total Municipal Bonds	—	707,742,048	528,500	708,270,548
Total Investment Companies	23,468,843	—	—	23,468,843
Total Municipal Preferred Stocks	—	3,244,170	—	3,244,170
Total Investments	$23,468,843	$710,986,218	$528,500	$734,983,561

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Municipal Bonds classified as Level 3 are valued using a market approach that was determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.  To determine fair value for this security, management considered the project’s financial conditions, debt service reserves and projections, and yields of similar securities.

The following table reconciles asset balances for the nine months ended March 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of June 30, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2010
Municipal Bonds
Health Care	$549,500	$—	$—	$9,000	$—	$(30,000)	$—	$—	$528,500

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributable to securities owned at March 31, 2010 which were valued using significant unobservable inputs (Level 3) amounted to $9,000.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At March 31, 2010, the value of these securities amounted to $3,400,228, which represents 0.5% of net assets.

		Acquisition	Acquisition
	Security	Date	Cost
	CA Statewide Communities Development Authority, Crossroads School for Arts & Sciences, Series 1998,
	6.000% 08/01/28	08/21/98	$265,000
	6.000% 08/01/28	08/31/98	700,000
	NC Durham Housing Authority, Magnolia Pointe Apartments, Series 2005, AMT,
	5.650% 02/01/38	12/19/06	3,500,000
			$4,465,000

(c)	The issuer is in default of certain debt covenants. Income is not being accrued. At March 31, 2010, the value of these securities amounted to $6,434,732, which represents 0.9% of net assets.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At March 31, 2010, the value of this security amounted to $18,037, which represents less than 0.1% of net assets.

(e)	The issuer is in default of certain debt covenants. Income is being partially accrued. At March 31, 2010, the value of this security amounted to $599,469, which represents 0.1% of net assets.

(f)	The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2010.

(g)	Parenthetical date represents the next interest rate reset date for the security.

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2010, the value of this security amounted to $528,500, which represents 0.1% of net assets.

(i)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities, which are not illiquid except for the following, amounted to $20,690,713, which represents 2.8% of net assets.

Security	Acquisition Date	Par	Acquisition Cost	Market Value
Resolution Trust Corp. Pass-Through Certificates, Series 1993 A, 8.500% 12/01/16	11/12/93	$455,481	$463,388	$429,760
CA Cabazon Band Mission Indians, Series 2004:
8.375% 10/01/15	10/08/04	355,000	550,000	237,807
8.750% 10/01/19	10/08/04	1,800,00	1,950,000	1,188,648
OR Cow Creek Band Umpqua Tribe of Indians, Series 2006 C,
5.625% 10/01/26	06/15/06	1,700,000	1,700,000	1,240,779
NY Liberty Development Corp., National Sports Museum Series 2006 A, 6.125% 02/15/19	08/17/06	1,979,996	1,979,996	5,940
MuniMae Trust, AMT,
5.800% 06/30/49	10/19/04	1,000,000	1,000,000	659,670
				$3,762,604

(j)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(k)	Security purchased on a delayed delivery basis.

(l)	Investments in affiliates during the nine months ended March 31, 2010:

	Value,
	beginning of		Sales	Dividend	Value, end of
Affiliate	period	Purchases	Proceeds	Income	period
Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.148%)	$10,025,800	$67,668,943	$65,048,743	$15,002	$12,646,000

(m)	Money market mutual fund registered under the Investment Company Act of 1940, as amended and advised by Columbia Management Advisors, LLC.

(n)	Cost for federal income tax purposes is $781,198,168.

(o)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$24,821,286	$(71,035,893)	$(46,214,607)

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Association
GTY AGMT	Guarantee Agreement
HFDC	Health Facility Development Corp.
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.

INVESTMENT PORTFOLIO

March 31, 2010 (Unaudited)	Columbia Small Cap Value Fund I

	Shares	Value ($)*
Common Stocks — 99.3%
CONSUMER DISCRETIONARY — 10.4%
Diversified Consumer Services — 0.5%
Regis Corp.	371,456	6,938,798
Diversified Consumer Services Total		6,938,798
Hotels, Restaurants & Leisure — 1.9%
Benihana, Inc., Class A (a)	672,217	4,369,411
Bob Evans Farms, Inc.	245,021	7,573,599
CEC Entertainment, Inc. (a)	137,591	5,240,841
Jack in the Box, Inc. (a)	205,670	4,843,529
Red Robin Gourmet Burgers, Inc. (a)	228,871	5,593,607
Hotels, Restaurants & Leisure Total		27,620,987
Household Durables — 1.0%
American Greetings Corp., Class A	226,430	4,718,801
Cavco Industries, Inc. (a)	141,577	4,833,439
CSS Industries, Inc.	266,102	5,348,650
Household Durables Total		14,900,890
Leisure Equipment & Products — 0.6%
Brunswick Corp.	236,643	3,779,189
JAKKS Pacific, Inc. (a)	362,100	4,725,405
Leisure Equipment & Products Total		8,504,594
Media — 0.4%
Scholastic Corp.	211,230	5,914,440
Media Total		5,914,440
Specialty Retail — 5.4%
America’s Car-Mart, Inc. (a)	204,360	4,929,163
AnnTaylor Stores Corp. (a)	306,621	6,347,055
Christopher & Banks Corp.	669,070	5,352,560
Finish Line, Inc., Class A	487,790	7,960,733
Foot Locker, Inc.	465,425	6,999,992
GameStop Corp., Class A (a)	250,490	5,488,236
Men’s Wearhouse, Inc.	288,325	6,902,500
OfficeMax, Inc. (a)	471,980	7,749,912
Pacific Sunwear of California, Inc. (a)	2,089,106	11,093,153
Rent-A-Center, Inc. (a)	446,834	10,567,624
Shoe Carnival, Inc. (a)	295,789	6,761,736
Specialty Retail Total		80,152,664
Textiles, Apparel & Luxury Goods — 0.6%
Movado Group, Inc. (a)	405,119	4,569,742

1

	Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Wolverine World Wide, Inc.	145,230	4,234,907
Textiles, Apparel & Luxury Goods Total		8,804,649
CONSUMER DISCRETIONARY TOTAL		152,837,022
CONSUMER STAPLES — 1.8%
Food & Staples Retailing — 1.2%
Casey’s General Stores, Inc.	256,129	8,042,451
Ruddick Corp.	183,309	5,799,897
Spartan Stores, Inc.	234,434	3,380,538
Food & Staples Retailing Total		17,222,886
Food Products — 0.6%
Fresh Del Monte Produce, Inc. (a)	470,605	9,529,751
Food Products Total		9,529,751
CONSUMER STAPLES TOTAL		26,752,637
ENERGY — 5.6%
Energy Equipment & Services — 2.8%
Dawson Geophysical Co. (a)	167,470	4,896,823
Gulf Island Fabrication, Inc.	261,200	5,681,100
Lufkin Industries, Inc.	49,499	3,917,846
Matrix Service Co. (a)	395,270	4,253,105
Patterson-UTI Energy, Inc.	306,330	4,279,430
T-3 Energy Services, Inc. (a)	206,730	5,077,289
TGC Industries, Inc. (a)	525,713	2,123,881
Tidewater, Inc.	132,960	6,285,019
Union Drilling, Inc. (a)	784,596	4,833,111
Energy Equipment & Services Total		41,347,604
Oil, Gas & Consumable Fuels — 2.8%
Berry Petroleum Co., Class A	170,960	4,814,234
Bill Barrett Corp. (a)	156,500	4,806,115
Forest Oil Corp. (a)	168,250	4,344,215
Holly Corp.	217,809	6,079,049
Mariner Energy, Inc. (a)	369,380	5,529,618
Stone Energy Corp. (a)	372,980	6,620,395
Swift Energy Co. (a)	276,019	8,484,824
Oil, Gas & Consumable Fuels Total		40,678,450
ENERGY TOTAL		82,026,054
FINANCIALS — 29.9%
Capital Markets — 2.5%
Federated Investors, Inc., Class B	148,319	3,912,655
Investment Technology Group, Inc. (a)	447,198	7,463,735

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Knight Capital Group, Inc., Class A (a)	477,230	7,277,757
	Mass Financial Corp., Class A (a)	314,170	2,915,498
	optionsXpress Holdings, Inc. (a)	327,600	5,336,604
	Piper Jaffray Companies, Inc. (a)	127,652	5,144,376
	Raymond James Financial, Inc.	160,498	4,291,716
Capital Markets Total			36,342,341
Commercial Banks — 7.0%
	BancFirst Corp.	161,183	6,755,180
	BancTrust Financial Group, Inc.	456,578	2,214,403
	Bryn Mawr Bank Corp.	308,407	5,597,587
	Chemical Financial Corp.	416,303	9,833,077
	Columbia Banking System, Inc.	363,697	7,386,686
	Community Trust Bancorp, Inc.	240,460	6,514,062
	First Citizens BancShares, Inc., Class A	61,176	12,159,342
	First Commonwealth Financial Corp.	1,486,244	9,972,697
	First Financial Corp.	269,638	7,808,717
	First National Bank of Alaska	2,096	3,730,880
	Investors Bancorp, Inc. (a)	437,307	5,772,452
	Merchants Bancshares, Inc.	268,406	5,827,094
	Northfield Bancorp, Inc.	393,984	5,704,888
	Northrim BanCorp, Inc. (b)	323,966	5,533,339
	West Coast Bancorp	1,013,071	2,613,723
	Whitney Holding Corp.	365,222	5,036,411
Commercial Banks Total			102,460,538
Consumer Finance — 0.8%
	Cash America International, Inc.	282,889	11,168,458
Consumer Finance Total			11,168,458
Diversified Financial Services — 0.5%
	Medallion Financial Corp.	480,975	3,828,561
	Pico Holdings, Inc. (a)	116,261	4,323,747
Diversified Financial Services Total			8,152,308
Insurance — 8.5%
	American Safety Insurance Holdings Ltd. (a)	371,480	6,162,853
	Argo Group International Holdings Ltd.	229,050	7,464,740
	Baldwin & Lyons, Inc., Class B (b)	261,582	6,301,510
	CNA Surety Corp. (a)	464,789	8,268,596
	EMC Insurance Group, Inc.	288,699	6,501,501
	FBL Financial Group, Inc., Class A	317,423	7,770,515
	First Mercury Financial Corp.	507,875	6,617,611
	Harleysville Group, Inc.	157,685	5,323,446

3

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Horace Mann Educators Corp.	595,842	8,973,381
National Western Life Insurance Co., Class A	29,179	5,379,149
Navigators Group, Inc. (a)	203,221	7,992,682
Old Republic International Corp.	332,780	4,219,650
RLI Corp.	105,950	6,041,269
Safety Insurance Group, Inc.	262,671	9,894,817
Stewart Information Services Corp.	380,170	5,246,346
United America Indemnity Ltd., Class A (a)	1,557,853	14,908,653
United Fire & Casualty Co.	475,038	8,545,934
Insurance Total		125,612,653
Real Estate Investment Trusts (REITs) — 5.2%
DCT Industrial Trust, Inc.	1,250,139	6,538,227
DiamondRock Hospitality Co. (a)	986,005	9,968,511
Franklin Street Properties Corp.	534,600	7,714,278
Getty Realty Corp.	183,136	4,285,382
National Health Investors, Inc.	240,779	9,332,594
Potlatch Corp.	297,942	10,439,888
Starwood Property Trust, Inc.	350,420	6,763,106
Sunstone Hotel Investors, Inc. (a)	734,106	8,199,964
Universal Health Realty Income Trust	212,033	7,493,246
Urstadt Biddle Properties, Inc., Class A	404,352	6,392,805
Real Estate Investment Trusts (REITs) Total		77,128,001
Real Estate Management & Development — 0.5%
Avatar Holdings, Inc. (a)	287,451	6,249,185
Maui Land & Pineapple Co., Inc. (a)	203,232	1,266,135
Real Estate Management & Development Total		7,515,320
Thrifts & Mortgage Finance — 4.9%
Bank Mutual Corp.	1,186,366	7,711,379
BankFinancial Corp.	649,215	5,953,302
Beneficial Mutual Bancorp, Inc. (a)	759,679	7,201,757
Brookline Bancorp, Inc.	760,929	8,096,285
Clifton Savings Bancorp, Inc.	480,805	4,457,062
ESSA Bancorp, Inc.	340,817	4,273,845
Home Federal Bancorp, Inc.	631,128	9,157,667
TrustCo Bank Corp. NY	691,664	4,267,567
United Financial Bancorp, Inc.	378,726	5,294,589
Washington Federal, Inc.	394,801	8,022,356

4

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Westfield Financial, Inc.	831,816	7,644,389
Thrifts & Mortgage Finance Total			72,080,198
FINANCIALS TOTAL			440,459,817
HEALTH CARE — 5.0%
Health Care Equipment & Supplies — 1.4%
	Analogic Corp.	95,829	4,094,773
	Cantel Medical Corp.	205,971	4,088,524
	Kensey Nash Corp. (a)	163,848	3,865,174
	Symmetry Medical, Inc. (a)	486,860	4,888,075
	Young Innovations, Inc.	134,130	3,777,101
Health Care Equipment & Supplies Total			20,713,647
Health Care Providers & Services — 3.6%
	AmSurg Corp. (a)	206,027	4,448,123
	Healthspring, Inc. (a)	476,034	8,378,198
	Kindred Healthcare, Inc. (a)	369,781	6,674,547
	Magellan Health Services, Inc. (a)	143,610	6,244,163
	Medcath Corp. (a)	467,460	4,894,306
	NovaMed, Inc. (a)	879,108	2,988,967
	Owens & Minor, Inc.	103,210	4,787,912
	Res-Care, Inc. (a)	501,238	6,009,844
	Triple-S Management Corp., Class B (a)	266,050	4,722,388
	U.S. Physical Therapy, Inc. (a)	232,886	4,052,216
Health Care Providers & Services Total			53,200,664
HEALTH CARE TOTAL			73,914,311
INDUSTRIALS — 18.1%
Aerospace & Defense — 1.8%
	AAR Corp. (a)	229,175	5,688,123
	Ceradyne, Inc. (a)	283,266	6,427,306
	Esterline Technologies Corp. (a)	144,600	7,147,578
	Ladish Co., Inc. (a)	359,600	7,249,536
Aerospace & Defense Total			26,512,543
Air Freight & Logistics — 0.3%
	Pacer International, Inc. (a)	825,503	4,969,528
Air Freight & Logistics Total			4,969,528
Airlines — 0.4%
	Skywest, Inc.	432,301	6,173,258
Airlines Total			6,173,258
Building Products — 1.1%
	Ameron International Corp.	84,422	5,309,300
	Lennox International, Inc.	104,239	4,619,872

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	NCI Building Systems, Inc. (a)	88,438	976,356
	Universal Forest Products, Inc.	149,891	5,773,801
Building Products Total			16,679,329
Commercial Services & Supplies — 1.9%
	ABM Industries, Inc.	232,470	4,928,364
	ATC Technology Corp. (a)	244,780	4,200,425
	Consolidated Graphics, Inc. (a)	184,930	7,657,951
	Ennis, Inc.	305,347	4,967,996
	United Stationers, Inc. (a)	124,100	7,303,285
Commercial Services & Supplies Total			29,058,021
Construction & Engineering — 2.7%
	Comfort Systems USA, Inc.	385,551	4,815,532
	Dycom Industries, Inc. (a)	614,341	5,387,770
	EMCOR Group, Inc. (a)	342,890	8,445,381
	KBR, Inc.	310,639	6,883,760
	KHD Humboldt Wedag International AG	87,934	647,287
	Layne Christensen Co. (a)	178,760	4,774,680
	Pike Electric Corp. (a)	448,475	4,179,787
	Sterling Construction Co., Inc. (a)	285,172	4,482,904
Construction & Engineering Total			39,617,101
Electrical Equipment — 2.1%
	A.O. Smith Corp.	146,270	7,689,414
	Acuity Brands, Inc.	133,430	5,632,080
	Belden, Inc.	243,861	6,696,423
	GrafTech International Ltd. (a)	775,696	10,603,765
Electrical Equipment Total			30,621,682
Machinery — 3.4%
	Astec Industries, Inc. (a)	187,587	5,432,519
	CIRCOR International, Inc.	173,930	5,776,215
	EnPro Industries, Inc. (a)	260,652	7,579,760
	FreightCar America, Inc.	197,111	4,762,202
	Harsco Corp.	166,317	5,312,165
	Kadant, Inc. (a)	306,460	4,416,089
	LB Foster Co., Class A (a)	155,601	4,495,313
	Mueller Industries, Inc.	273,360	7,323,314
	Robbins & Myers, Inc.	200,280	4,770,670
Machinery Total			49,868,247
Professional Services — 1.7%
	CDI Corp.	318,976	4,676,188

6

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	FTI Consulting, Inc. (a)	93,400	3,672,488
	Kforce, Inc. (a)	269,404	4,097,635
	Korn/Ferry International (a)	326,921	5,770,156
	LECG Corp. (a)	954,351	2,843,966
	Navigant Consulting, Inc. (a)	306,170	3,713,842
Professional Services Total			24,774,275
Road & Rail — 1.9%
	Arkansas Best Corp.	171,420	5,122,030
	Heartland Express, Inc.	282,674	4,664,121
	Ryder System, Inc.	115,059	4,459,687
	Werner Enterprises, Inc.	579,379	13,424,211
Road & Rail Total			27,670,049
Trading Companies & Distributors — 0.8%
	Applied Industrial Technologies, Inc.	209,300	5,201,105
	Kaman Corp.	248,249	6,208,707
Trading Companies & Distributors Total			11,409,812
INDUSTRIALS TOTAL			267,353,845
INFORMATION TECHNOLOGY — 14.7%
Communications Equipment — 2.7%
	ADC Telecommunications, Inc. (a)	723,069	5,285,634
	Anaren, Inc. (a)	307,250	4,375,240
	Bel Fuse, Inc., Class B (b)	125,617	2,531,183
	Black Box Corp.	204,669	6,295,619
	Plantronics, Inc.	204,000	6,381,120
	Symmetricom, Inc. (a)	769,970	4,488,925
	Tekelec (a)	226,870	4,119,959
	Tellabs, Inc.	863,130	6,533,894
Communications Equipment Total			40,011,574
Computers & Peripherals — 0.3%
	Adaptec, Inc. (a)	1,049,250	3,431,048
Computers & Peripherals Total			3,431,048
Electronic Equipment, Instruments & Components — 4.0%
	Anixter International, Inc. (a)	170,940	8,008,539
	Benchmark Electronics, Inc. (a)	487,430	10,109,298
	Brightpoint, Inc. (a)	863,283	6,500,521
	CPI International, Inc. (a)	352,699	4,676,789
	CTS Corp.	520,367	4,901,857
	Electro Scientific Industries, Inc. (a)	343,950	4,405,999
	Littelfuse, Inc. (a)	153,061	5,817,849
	Methode Electronics, Inc.	491,744	4,868,266
	MTS Systems Corp.	196,214	5,696,092

7

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	NAM TAI Electronics, Inc. (a)	871,200	4,356,000
Electronic Equipment, Instruments & Components Total			59,341,210
Internet Software & Services — 0.6%
	InfoSpace, Inc. (a)	401,830	4,440,222
	United Online, Inc.	518,280	3,876,734
Internet Software & Services Total			8,316,956
IT Services — 1.9%
	Acxiom Corp. (a)	320,610	5,751,743
	CACI International, Inc., Class A (a)	126,620	6,185,387
	CSG Systems International, Inc. (a)	274,779	5,759,368
	MAXIMUS, Inc.	90,489	5,513,495
	MoneyGram International, Inc. (a)	1,219,138	4,644,916
IT Services Total			27,854,909
Semiconductors & Semiconductor Equipment — 3.3%
	Amkor Technology, Inc. (a)	621,090	4,391,106
	ATMI, Inc. (a)	262,632	5,071,424
	Cirrus Logic, Inc. (a)	701,720	5,887,431
	Fairchild Semiconductor International, Inc. (a)	431,915	4,599,895
	Kulicke & Soffa Industries, Inc. (a)	646,648	4,688,198
	MKS Instruments, Inc. (a)	232,652	4,557,653
	OmniVision Technologies, Inc. (a)	427,717	7,348,178
	Varian Semiconductor Equipment Associates, Inc. (a)	112,340	3,720,701
	Verigy Ltd. (a)	433,467	4,846,161
	Zoran Corp. (a)	360,606	3,880,120
Semiconductors & Semiconductor Equipment Total			48,990,867
Software — 1.9%
	Compuware Corp. (a)	514,160	4,318,944
	Jack Henry & Associates, Inc.	151,410	3,642,925
	Mentor Graphics Corp. (a)	656,996	5,269,108
	Monotype Imaging Holdings, Inc. (a)	440,595	4,286,989
	Parametric Technology Corp. (a)	252,990	4,566,469
	Progress Software Corp. (a)	197,309	6,201,422
Software Total			28,285,857
INFORMATION TECHNOLOGY TOTAL			216,232,421
MATERIALS — 6.2%
Chemicals — 1.8%
	Cytec Industries, Inc.	129,784	6,066,104
	H.B. Fuller Co.	473,739	10,995,482

8

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
	OM Group, Inc. (a)	258,647	8,762,961
Chemicals Total			25,824,547
Construction Materials — 0.3%
	Eagle Materials, Inc.	163,961	4,351,525
Construction Materials Total			4,351,525
Containers & Packaging — 1.6%
	Greif, Inc., Class A	97,256	5,341,300
	Greif, Inc., Class B	246,227	12,761,945
	Packaging Corp. of America	234,250	5,764,892
Containers & Packaging Total			23,868,137
Metals & Mining — 2.5%
	Carpenter Technology Corp.	168,290	6,159,414
	Harry Winston Diamond Corp. (a)	456,421	4,500,311
	Haynes International, Inc.	185,244	6,581,719
	Olympic Steel, Inc.	222,809	7,274,714
	RTI International Metals, Inc. (a)	272,871	8,276,178
	Terra Nova Royalty Corp. (a)	307,462	4,043,125
Metals & Mining Total			36,835,461
MATERIALS TOTAL			90,879,670
TELECOMMUNICATION SERVICES — 1.6%
Diversified Telecommunication Services — 0.3%
	Warwick Valley Telephone Co. (b)	331,973	4,723,976
Diversified Telecommunication Services Total			4,723,976
Wireless Telecommunication Services — 1.3%
	NTELOS Holdings Corp.	393,220	6,995,384
	Shenandoah Telecommunications Co.	196,099	3,686,661
	Syniverse Holdings, Inc. (a)	408,186	7,947,381
Wireless Telecommunication Services Total			18,629,426
TELECOMMUNICATION SERVICES TOTAL			23,353,402
UTILITIES — 6.0%
Electric Utilities — 2.6%
	ALLETE, Inc.	242,890	8,131,957
	El Paso Electric Co. (a)	387,198	7,976,279
	Great Plains Energy, Inc.	256,501	4,763,224
	Hawaiian Electric Industries, Inc.	166,641	3,741,090
	MGE Energy, Inc.	209,164	7,396,039
	UIL Holdings Corp.	205,836	5,660,490
Electric Utilities Total			37,669,079
Gas Utilities — 1.2%
	Laclede Group, Inc.	230,190	7,762,007

9

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
	Nicor, Inc.	238,930	10,015,945
Gas Utilities Total			17,777,952
Independent Power Producers & Energy Traders — 0.6%
	Black Hills Corp.	302,011	9,166,034
Independent Power Producers & Energy Traders Total			9,166,034
Multi-Utilities — 1.6%
	Avista Corp.	446,710	9,251,364
	CH Energy Group, Inc.	133,754	5,462,514
	NorthWestern Corp.	316,351	8,481,370
Multi-Utilities Total			23,195,248
UTILITIES TOTAL			87,808,313

	Total Common Stocks (cost of $1,229,216,912)		1,461,617,492

		Par ($)
Short-Term Obligation — 0.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 03/31/10, due 04/01/10 at 0.00%, collateralized by a U.S. Treasury obligation maturing 03/31/17, market value $7,641,600 (repurchase proceeds $7,491,000)	7,491,000	7,491,000

	Total Short-Term Obligation (cost of $7,491,000)		7,491,000

	Total Investments — 99.8% (cost of $1,236,707,912)(c)(d)		1,469,108,492

	Other Assets & Liabilities, Net — 0.2%		3,071,670

	Net Assets — 100.0%		1,472,180,162

10

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

The following table summarizes the inputs used, as of March 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$152,837,022	$—	$—	$152,837,022
Consumer Staples	26,752,637	—	—	26,752,637
Energy	82,026,054	—	—	82,026,054
Financials	440,459,817	—	—	440,459,817
Health Care	73,914,311	—	—	73,914,311
Industrials	266,706,558	647,287	—	267,353,845
Information Technology	216,232,421	—	—	216,232,421
Materials	90,879,670	—	—	90,879,670
Telecommunication Services	23,353,402	—	—	23,353,402
Utilities	87,808,313	—	—	87,808,313
Total Common Stocks	1,460,970,205	647,287	—	1,461,617,492
Total Short-Term Obligation	—	7,491,000	—	7,491,000
Total Investments	$1,460,970,205	$8,138,287	$—	$1,469,108,492

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through its correlation to prices and information from market transactions for similar or identical assets.

These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the yield at purchase.

(a)	Non-income producing security.

(b)

An affiliate may include any company in which the fund owns five percent or more of its outstanding voting shares. Transactions in companies which are or were affiliates during the nine months ended March 31, 2010, are as follows:

	Value,				Value,
	beginning of		Sales	Dividend	end of
Affiliate	period	Purchases	Proceeds	Income	period
Baldwin & Lyons, Inc., Class B	$4,112,217	$1,245,259	$34,132	$242,047	$6,301,510
Bel Fuse, Inc., Class B	1,618,709	486,792	12,498	23,524	2,531,183
Northrim BanCorp, Inc.	3,536,320	1,107,253	—	89,258	5,533,339
Warwick Valley Telephone Co.	3,118,800	803,290	55,201	214,484	4,723,976
	$12,386,046	$3,642,594	$101,831	$569,313	$19,090,008

(c)	Cost for federal income tax purposes is $1,236,707,912.

(d)	Unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$285,965,578	$(53,564,998)	$232,400,580

12

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 21, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	May 21, 2010